Debt - Scheduled Principal Payments (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 7,167	$ 7,374
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,362	7,262
Cost | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	454	616
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	294	398
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	294	398
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	519	703
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	294	398
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,507	$ 4,749